Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following as of September 30, 2025, and 2024:
	2025	2024
Others	$144,372	$56,207
Totals	$144,372	$56,207